Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity) (Tables)	12 Months Ended
Dec. 31, 2016
Transfers and Servicing [Abstract]
Changes in Carrying Amount of Mortgage Loans Held-for-sale
Changes to the carrying amount of mortgage loans held for sale at December 31 are presented in the following table.

(Dollars in thousands)	2016	2015	2014
Balance at beginning of period	$166,247	$140,072	$128,442
Originations and purchases	2,460,033	2,464,588	1,675,538
Sales, net of gains	(2,451,459)	(2,432,979)	(1,657,409)
Mortgage loans transferred to held for investment	(14,017)	—	—
Other	(3,763)	(5,434)	(6,499)
Balance at end of period	$157,041	$166,247	$140,072

Components of Mortgage Income
The following table details the components of mortgage income for the years ended December 31:

(Dollars in thousands)	2016	2015	2014
Fair value changes of derivatives and mortgage loans held for sale:
Mortgage loans held for sale and derivatives	$1,361	$2,216	$631
Derivative settlements, net	(6,640)	(5,017)	(8,743)
Gains on sales	87,925	82,671	59,156
Servicing and other income, net	1,207	792	753
	$83,853	$80,662	$51,797

Schedule of Mortgage Servicing Rights at Carrying Value
Mortgage servicing rights had the following carrying values as of the periods indicated:

	December 31, 2016			December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
(Dollars in thousands)
Mortgage servicing rights	$7,202	$(3,144)	$4,058	$6,104	$(2,320)	$3,784

In addition, there was an insignificant amount of non-mortgage servicing rights related to SBA loans as of December 31, 2016 and no non-mortgage servicing rights as of December 31, 2015.